CAPITAL STOCK AND REVERSE STOCK SPLIT	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
CAPITAL STOCK AND REVERSE STOCK SPLIT

NOTE 12: CAPITAL STOCK AND REVERSE STOCK SPLIT

On March 7, 2022, we filed an amendment to our Articles of Incorporation to effect a 1-for-8 reverse stock split of our issued and outstanding shares of common and preferred shares, each with $0.001 par value. All per share amounts and number of shares, in the consolidated financial statements and related notes have been retroactively adjusted to reflect the reverse stock split.

Preferred Stock

As of June 30, 2022, we are authorized to issue 337,500 shares of preferred stock with a par value of $0.001, of which 150,000 shares have been designated as Series A, and 80,000 shares have been designated as Series B.

Series A Preferred Stock

Each share of Series A was (i) convertible into 1,000 shares of common stock, and (ii) entitled to vote 15,000 shares of common stock on all matters submitted to a vote by shareholders voting common stock. All issued and outstanding shares of Series A Preferred Stock are held by our Chief Executive Officer.

During the six months ended June 30, 2022, 108 shares of Series A preferred stock were converted into 108,000 shares of Common Stock.

As of June 30, 2022 and December 31, 2021, 149,892 and 150,000 shares of Series A were issued and outstanding, respectively.

Series B Preferred Stock

Each share of Series B (i) has a stated value of Ten Dollars ($10.00) per share; (ii) is convertible into Common Stock at a price per share equal to sixty one percent (61%) of the lowest price for our Common Stock during the twenty (20) days of trading preceding the date of the conversion; (iii) earns dividends at the rate of nine percent (9%) per annum; and, (iv) has no voting rights.

During the six months ended June 30, 2022, we issued 7,875 shares of Series B preferred stock for $78,750, less $3,750 financing fees.

During the six months ended June 30, 2022, we redeemed 37,625 shares of Series B preferred stock, representing all outstanding shares of Series B preferred stock, for $487,730.

During the six months ended June 30, 2022, we recorded an accrued dividend of $104,631, and amortization of debt discount, included in interest expense of $22,439.

As of June 30, 2022 and December 31, 2021, 0 and 29,750 shares of Series B were issued and outstanding, respectively.

Common Stock

As of June 30, 2022, we are authorized to issue 125,000,000 shares of Common Stock with a par value of $0.001. All shares have equal voting rights, are non-assessable, and have one vote per share.

During the six months ended June 30, 2022, we issued Common Stock as follows:

●	165,273 shares issued for conversion of debt;
●	6,631 shares issued upon the cash-less exercise of warrants;
●	380,952 shares issued for consideration under an asset purchase agreement;
●	108,000 shares issued for conversion of Series A preferred stock;
●	153,491 shares issued for services; and
●	18,170 shares issued as a loan fee in connection with the issuance of promissory notes.

As of June 30, 2022 and December 31, 2021, 954,561 and 122,044 shares of Common Stock were issued and outstanding, respectively.

Warrants

A summary of activity during the six months ended June 30, 2022 follows:

	Warrants Outstanding
		Weighted Average
	Shares	Exercise Price
Outstanding, December 31, 2021	146,842	$27.86
Granted	19,166	6.00
Exercised	(7,567)	-
Forfeited/canceled	-	-
Outstanding, June 30, 2022	158,441	$22.07

During the six months ended June 30, 2022, 7,567 warrants were exercised cashless and we issued 6,631 shares of Common Stock.

The following table summarizes information relating to outstanding and exercisable warrants as of June 30, 2022:

Exercisable Warrants Outstanding
	Weighted Average Remaining
Number of Shares	Contractual life (in years)	Weighted Average Exercise Price
6,250	3.45	$160.00
6,934	3.81	$120.00
15,666	4.08	$36.00
2,917	4.25	$36.00
32,837	4.31	$9.88
74,671	4.48	$7.44
19,166	4.86	$6.00
158,441	4.38	$22.07

NOTE 12: CAPITAL STOCK AND REVERSE STOCK SPLIT

Changes in Authorized Shares

On March 5, 2020, the Company amended its Articles of Incorporation to increase the number of shares of authorized common stock to 250,000,000.

On April 15, 2020, the Company amended its Articles of Incorporation to increase the number of shares of authorized common stock to 750,000,000.

On August 17, 2020, the Company amended its Articles of Incorporation to increase the number of shares of authorized common stock to 1,500,000,000.

On November 25, 2020 the Company filed a Certificate of Designation to authorize and create its Series B Preferred shares, consisting of 80,000 shares, $0.001 par value.

On December 15, 2020 the Company amended its Articles of Incorporation to increase the number of shares of authorized common stock to 1,800,000,000.

On July 1, 2021, we effected a 1-for-2,000 reverse stock split of our issued and outstanding common stock.

On March 7, 2022, the Company filed an amendment to its Articles of Incorporation to effect a 1-for-8 reverse stock split of its issued and outstanding shares of common and preferred shares, each with $0.001 par value. All per share amounts and number of shares, in the consolidated financial statements and related notes have been retroactively adjusted to reflect the reverse stock split.

Preferred Stock

As of December 31, 2021, the Company is authorized to issue 337,500 shares of preferred stock with a par value of $0.001, of which 150,000 shares have been designated as Series A, and 80,000 shares have been designated as Series B.

As of December 31, 2021 and 2020, 150,000 shares of Series A were issued and outstanding. Each share of Series A was (i) convertible into 1,000 shares of common stock, and (ii) entitled to vote 15,000 shares of common stock on all matters submitted to a vote by shareholders voting common stock. All issued and outstanding shares of Series A Preferred Stock are held by Mr. Jason Remillard, sole director of the Company. During the year ended December 31, 2020, the Company issued a total of 148,666 shares of Series A preferred stock to Mr. Remillard.

As of December 31, 2021 and 2020, 29,750 and 5,300 shares of Series B were issued and outstanding, respectively. Each share of Series B (i) has a stated value of Ten Dollars ($10.00) per share; (ii) are convertible into common stock at a price per share equal to sixty one percent (61%) of the lowest price for the Company’s common stock during the twenty (20) day of trading preceding the date of the conversion; (iii) earn dividends at the rate of nine percent (9%) per annum; and, (iv) generally have no voting rights.

During the year ended December 31, 2021, the Company issued a total of 62,700 shares of Series B preferred stock as follows

●	56,400 shares for $525,000, less $39,000 financing fees.

●	6,560 shares in exchange for convertible note and accrued dividend of $65,600.

During the year ended December 31, 2020, the Company issued 5,300 shares of Series B preferred stock for $50,000, less $3,000 financing fee.

During the years ended December 31, 2021 and 2020, the Company recorded accrued dividend of $40,149 and $484, and amortization of debt discount, included in interest expense of $345,188 and $203, respectively.

During the year ended December 31, 2021, 33,875 shares of series B preferred stock were converted into 18,024 shares of our common stock and the Company redeemed 4,375 shares of series B preferred stock for $63,999.

Common Stock

As of December 31, 2021, the Company is authorized to issue 125,000,000 shares of common stock with a par value of $0.001. All shares have equal voting rights, are non-assessable, and have one vote per share. The total number of shares of Company common stock issued and outstanding as of December 31, 2021 and 2020, respectively, was 122,044 and 65,308 shares, respectively.

On January 6, 2022, the Company reduced the number of authorized shares of common stock to 125,000,000 shares of common stock.

During the year ended December 31, 2021, the Company issued common stock as follows:

●	24,536 shares issued for conversion of debt;
●	10,419 shares issued for cash of $1,000,000, less financing cost of $10,000, less an additional financing discount of $143,199;
●	1,227 shares issued for service;
●	1,116 shares issued upon the cash-less exercise of warrants;
●	18,024 shares issued for conversion of Series B preferred stock;
●	1,414 shares issued as a loan fee in connection with the issuance of promissory notes; and

During the year ended December 31, 2020, the Company issued common stock as follows,

●	50,847 shares issued for conversion of debt
●	97 shares issued for the settlement of stock subscription
●	753 shares issued pursuance to S-8, of which 375 shares were issued to Mr. Remillard, who has not sold any of his shares (common or preferred)
●	32 shares issued for compensation to our former CFO (who has since sold all of his shares)
●	2,377 shares issued for cashless warrant
●	7,605 shares issued for the settlement of stock payable of acquisition DataExpress™
●	1,197 shares issued for asset purchase
●	1,796 shares issued for service

Warrants

The Company identified conversion features embedded within warrants issued during the year ended December 31, 2020. The Company has determined that the conversion feature of the Warrants represents an embedded derivative since the conversion price includes a reset provision which could cause adjustments upon conversion. During the year ended December 31, 2020, 21 warrants were granted, for a period of five years from issuance, at price of $8,000 per share. However, as of September 30, 2020, 16 of these original warrants, as reset, were completely cancelled and are all null and void in all respects as part of the consideration for the issuance of the Exchange Note.

As a result of the reset features, the warrants increased by 22,919 for the year ended December 31, 2020, and the total warrants exercisable into 23,057 shares of common stock at a weighted average exercise price of $81.60 per share as of December 31, 2020. The reset feature of warrants was effective at the time that a separate convertible instrument with lower exercise price was issued. We accounted for the issuance of the Warrants as a derivative.

During the year ended December 31, 2020, the Company entered into an agreement with three existing investors in the Company (the “Holders”), each of which was the holder of warrants issued the Company. The total number of warrants (collectively, the “Warrants”) held by the Holders totaled 2. The Company and the Holders agreed to exchange the Warrants for three newly issued convertible promissory notes. As a result of the exchange, the Company recorded loss on settlement of $100,000.

On December 11, 2020, the Company entered into a Common Stock Purchase Agreement (the “Purchase Agreement”) with Triton Funds LP, a Delaware limited partnership (“Triton”). Pursuant to the Purchase Agreement, subject to certain conditions set forth in the Purchase Agreement, Triton is obligated to purchase up to One Million Dollars ($1,000,000) of the Company’s common stock from time-to-time. The Company also granted to Triton warrants to purchase 6,250 shares of the Company’s Common Stock. The exercise price for the warrants is $160 per share, and may be exercised at any time, in whole or in part, prior to December 11, 2025. The Warrant Agreement provides for certain adjustments that may be made to the exercise price and the number of shares issuable upon exercise due to future corporate events. The Warrant Agreement also contains a limited cashless exercise feature, providing for the cashless exercise of 1,250 shares only upon the Company’s failure to secure the effectiveness of the Registration Statement, which is to include all shares under the Warrant Agreement.

During the year ended December 31, 2021, the Company issued the following warrants: (i) to acquire 6,933 shares of the Company’s common stock pursuant at an exercise price of $120, with a cashless exercise option; (ii) to acquire 6,933 shares of the Company’s common stock at an exercise price of $120, exercisable only in the event of a default under that certain Senior Secured Promissory Note issued on 23 April 2021 in the original principal amount of $832,000; (iii) to acquire 15,666 shares of the Company’s common stock at an exercise price of $36, exercisable only in the event of a default under that certain Senior Secured Promissory Note issued on July 27, 2021 in the original principal amount of $282,000; (iv) to acquire 2,917 shares of the Company’s common stock at an exercise price of $36, exercisable only in the event of a default under that certain Convertible Promissory Note issued on September 28, 2021 in the original principal amount of $282,000; (v) to acquire 40,404 shares of the Company’s common stock at an exercise price of $36, exercisable only in the event of a default under that certain Convertible Promissory Note issued on October 19, 2021 in the original principal amount of $444,444 and, (vi) to acquire 74,671 shares of the Company’s common stock at an exercise price of $7.44, exercisable only in the event of a default under that certain Convertible Promissory Note issued on December 21, 2021 in the original principal amount of $555,555.

A summary of activity during the period ended December 31, 2021 follows:

		Weighted Average
	Shares	Exercise Price
Outstanding, December 31, 2019	117	$7,862.34
Granted	6,271	227.20
Reset feature	22,919	81.60
Exercised	(2,416)	81.60
Forfeited/canceled	(20,641)	51.20
Outstanding, December 31, 2020	6,250	$20.00
Granted	141,721	22.18
Reset feature	-	-
Exercised	(1,129)	5.80
Forfeited/canceled	-	-
Outstanding, December 31, 2021	146,842	$27.86

The following table summarizes information relating to outstanding and exercisable warrants as of December 31, 2021:

Warrants Outstanding			Warrants Exercisable
Number of Shares	Weighted Average Remaining Contractual life (in years)	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
6,250	3.95	$160.00	-	$-
6,933	4.31	$120.00	-	$-
-	-	$46.40	-	$-
15,667	4.57	$36.00	-	$-
2,917	4.75	$36.00	-	$-
40,404	4.80	$25.60	-	$-
74,671	4.98	$7.44	-	$-